Cover	Feb. 28, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this "Amendment") amends the Current Report on Form 8-K filed by Tetra Tech, Inc. (the "Company") with the U.S. Securities and Exchange Commission on March 3, 2023 (the "Original Form 8-K"). The Original Form 8-K was filed to report the results of the Company's 2023 Annual Meeting of Stockholders held on February 28, 2023 (the "2023 Annual Meeting"). The sole purpose of this Amendment is to disclose, in accordance with Item 5.07(d) of Form 8-K, the Company's decision as to the frequency of future stockholder advisory votes regarding the compensation of the Company's named executive officers ("Say-on-Pay"). Except for the foregoing, this Amendment does not modify or update any other disclosure contained in the Original Form 8-K, and this Amendment should be read in conjunction with the Original Form 8-K.
Document Period End Date	Feb. 28, 2023
Entity File Number	0-19655
Entity Registrant Name	TETRA TECH, INC.
Entity Central Index Key	0000831641
Entity Tax Identification Number	95-4148514
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3475 East Foothill Boulevard
Entity Address, City or Town	Pasadena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91107
City Area Code	626
Local Phone Number	351-4664
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	TTEK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false